Consolidated Statement of Cash Flows (USD $)	12 Months Ended			38 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (62,538,863)	$ (33,033,073)	$ (11,013,860)	$ (107,300,171)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	14,595			14,595
Stock based compensation expense	1,405,576	781,407	333,903	2,528,943
Acquisition related charges, net	1,097,000	1,121,000	6,300,000	8,544,000
Deferred income taxes		(2,510,653)	(2,878,440)	(5,811,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,809,646)	(948,407)	(2,650)	(5,805,916)
Contingent receivable		5,421,000		5,421,000
Deferred charge	(12,416,775)			(12,416,775)
Accounts payable	6,384,578	1,250,311	700,705	8,341,150
Accrued expenses	9,232,364	560,537	41,325	10,601,613
Income taxes payable	3,397,911			3,397,911
Other liabilities	222,259			222,259
Net cash used by operating activities	(58,011,001)	(27,357,878)	(6,519,017)	(92,262,391)
Cash flows from investing activities:
Acquisition of in process research and development				(10,000,000)
Purchases of property and equipment	(719,188)			(719,188)
Purchases of short-term investments	(13,093,651)			(13,093,651)
Other investing activities	(850,000)			(850,000)
Other assets			(40,280)	(40,280)
Net cash used by investing activities	(14,662,839)		(40,280)	(24,703,119)
Cash flows from financing activities:
Proceeds from issuance of Series A preferred stock	22,000,000	35,999,999	5,197,945	77,197,936
Proceeds from stock options exercised	146,168			146,168
Proceeds from receipt of contingent receivable		579,000		579,000
Proceeds from initial public offering, net	73,911,837			73,911,837
Payments for offering costs	(2,612,261)			(2,612,261)
Net cash provided by financing activities	93,445,744	36,578,999	5,197,945	149,222,680
Net increase (decrease) in cash	20,771,904	9,221,121	(1,361,352)	32,257,170
Cash and cash equivalents, beginning of year and period	11,485,266	2,264,145	3,625,497
Cash and cash equivalents, end of year and period	32,257,170	11,485,266	2,264,145	32,257,170
Non-cash financing activities:
Conversion of Series A Convertible Preferred Stock to common stock	77,197,936			77,197,936
Non-cash investing activities:
Capital expenditures included in current liabilities	276,828			276,828
Cash paid for income taxes	$ 9,800,000			$ 9,800,000